Schedule of Investments (unaudited) November 30, 2020	iShares® High Yield Bond Factor ETF (Formerly iShares® Edge High Yield Defensive Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$250	$255,625

Aerospace & Defense — 3.4%
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	150	154,125
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	20	21,250
7.50%, 04/15/25 (Call 04/15/22)(a)	250	267,500
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	275	310,750
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	175	185,500
6.38%, 06/15/26 (Call 06/15/21)	250	259,675
6.50%, 07/15/24 (Call 12/31/20)	100	101,500
6.50%, 05/15/25 (Call 12/31/20)	75	76,500

		1,376,800

Agriculture — 1.3%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)	200	215,346
Vector Group Ltd.
6.13%, 02/01/25 (Call 12/31/20)(a)	240	243,000
10.50%, 11/01/26 (Call 11/01/21)(a)	75	80,437

		538,783

Airlines — 2.2%
American Airlines Group Inc., 5.00%, 06/01/22(a)	200	165,500
American Airlines Inc., 11.75%, 07/15/25(a)	300	331,800
Delta Air Lines Inc.
3.80%, 04/19/23 (Call 03/19/23)	75	75,950
7.38%, 01/15/26 (Call 12/15/25)	275	309,207

		882,457

Auto Manufacturers — 3.4%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	100	111,500
Ford Motor Co.
8.50%, 04/21/23	100	112,095
9.00%, 04/22/25 (Call 03/22/25)	275	334,188
9.63%, 04/22/30 (Call 01/22/30)	275	382,825
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	200	182,798
5.63%, 02/01/23 (Call 12/31/20)(a)	100	98,951
Navistar International Corp., 9.50%, 05/01/25 (Call 05/01/22)(a)	150	167,812

		1,390,169

Auto Parts & Equipment — 0.3%
Meritor Inc., 6.25%, 02/15/24 (Call 12/28/20)	100	102,025

Banks — 0.6%
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	200	226,935

Building Materials — 0.3%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	68	73,100
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	50	53,625

		126,725

Chemicals — 2.7%
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)	25	25,625
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)	200	208,000
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 12/31/20)(a)	170	168,725
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 12/28/20)(a)	150	127,125
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	400	412,400

Security	Par (000)	Value

Chemicals (continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 12/31/20)(a)	$160	$163,600

		1,105,475

Commercial Services — 4.1%
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(a)(b)	150	154,125
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	50	52,750
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	75	78,446
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 12/31/20)(a)	72	72,000
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)	200	189,121
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	175	185,500
5.75%, 04/15/26(a)	225	244,125
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 12/31/20)(a)	150	154,687
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 12/31/20)(a)(b)	150	150,938
7.38%, 09/01/25 (Call 09/01/22)(a)	200	215,500
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	150	160,125

		1,657,317

Computers — 1.2%
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	150	162,795
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	310	338,578

		501,373

Cosmetics & Personal Care — 0.7%
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	150	146,250
Edgewell Personal Care Co., 4.70%, 05/24/22	125	129,688

		275,938

Diversified Financial Services — 3.6%
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)(b)	75	79,313
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	215	182,750
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	150	155,813
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 06/01/22)(a)	100	105,325
LPL Holdings Inc., 5.75%, 09/15/25 (Call 12/11/20)(a)	225	232,879
OneMain Finance Corp.
6.63%, 01/15/28 (Call 07/15/27)	50	57,625
6.88%, 03/15/25	300	342,750
7.13%, 03/15/26	250	287,772

		1,444,227

Electric — 3.0%
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)	150	157,875
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)	200	209,000
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)	150	163,702
7.25%, 05/15/26 (Call 05/15/21)(b)	200	211,940
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/23)	350	373,625
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 02/15/22)(a)	100	105,630

		1,221,772

Electronics — 0.3%
Sensata Technologies BV, 4.88%, 10/15/23(a)	125	134,375

Engineering & Construction — 1.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	250	279,375
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	175	171,064

		450,439

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® High Yield Bond Factor ETF (Formerly iShares® Edge High Yield Defensive Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 1.4%
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/23)(a)	$250	$276,875
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 12/31/20)(a)	250	249,060
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	50	50,250

		576,185

Environmental Control — 0.6%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 12/31/20)	75	78,094
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	150	156,000

		234,094

Food — 4.1%
BRF GmbH, 4.35%, 09/29/26(a)	200	208,800
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	125	136,562
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	300	320,384
4.88%, 10/01/49 (Call 04/01/49)(a)	200	225,582
5.50%, 06/01/50 (Call 12/01/49)(a)	125	154,797
6.88%, 01/26/39	100	139,088
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 12/28/20)(a)	125	128,400
5.88%, 09/30/27 (Call 09/30/22)(a)	180	193,500
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/22)(a)	150	157,875

		1,664,988

Gas — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	200	218,000
5.75%, 05/20/27 (Call 02/20/27)	125	141,250
5.88%, 08/20/26 (Call 05/20/26)	25	28,094

		387,344

Health Care - Services — 1.2%
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)	125	136,875
HCA Inc., 5.38%, 02/01/25	150	167,930
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	175	184,187

		488,992

Holding Companies - Diversified — 1.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26 (Call 05/15/22)	225	235,111
6.38%, 12/15/25 (Call 12/28/20)	225	231,188

		466,299

Home Builders — 0.7%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	50	52,688
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	75	97,500
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	125	136,400

		286,588

Insurance — 0.5%
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	50	55,356
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	125	133,125

		188,481

Internet — 2.3%
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)(b)	150	157,125
Netflix Inc.
4.88%, 04/15/28	100	114,500
5.88%, 02/15/25	175	199,937
6.38%, 05/15/29	150	188,219
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 12/11/20)(a)	250	254,650
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/21)(a)	30	32,421

		946,852

Security	Par (000)	Value

Iron & Steel — 3.2%
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (Call 12/28/20)	$150	$149,250
5.88%, 06/01/27 (Call 06/01/22)	150	149,625
9.88%, 10/17/25 (Call 10/17/22)(a)	167	194,764
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)(b)	200	220,810
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	500	570,000

		1,284,449

Leisure Time — 3.2%
Carnival Corp.
10.50%, 02/01/26 (Call 08/01/23)(a)	150	177,375
11.50%, 04/01/23 (Call 01/01/23)(a)	250	284,687
NCL Corp. Ltd.
10.25%, 02/01/26 (Call 08/01/23)(a)	75	85,125
12.25%, 05/15/24 (Call 02/15/24)(a)	205	243,120
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	225	221,625
9.13%, 06/15/23 (Call 03/15/23)(a)	150	162,375
10.88%, 06/01/23 (Call 03/01/23)(a)	100	113,125

		1,287,432

Lodging — 1.5%
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	100	106,358
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	200	210,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	50	50,500
5.50%, 03/01/25 (Call 12/01/24)(a)	250	255,000

		621,858

Machinery — 1.0%
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a) .	100	103,750
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/31/20)(a)	125	127,500
Terex Corp., 5.63%, 02/01/25 (Call 12/21/20)(a)	150	153,937

		385,187

Media — 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 05/01/27 (Call 05/01/21)(a)	250	261,062
DISH DBS Corp.
5.00%, 03/15/23	200	208,000
7.38%, 07/01/28 (Call 07/01/23)	25	27,125
7.75%, 07/01/26(b)	275	313,844
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	40	39,750
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	200	214,100
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)	200	209,250
5.50%, 05/15/29 (Call 05/15/24)(a)	200	217,000

		1,490,131

Mining — 2.7%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	200	217,000
First Quantum Minerals Ltd., 7.25%, 04/01/23 (Call 12/31/20)(a)	200	204,390
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/23 (Call 12/15/22)(a)	125	131,718
5.13%, 05/15/24 (Call 02/15/24)(a)	200	216,000
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	104,000
5.40%, 11/14/34 (Call 05/14/34)	25	30,969
5.45%, 03/15/43 (Call 09/15/42)	50	62,283

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® High Yield Bond Factor ETF (Formerly iShares® Edge High Yield Defensive Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(a)	$125	$136,250

		1,102,610

Office & Business Equipment — 0.1%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	37	36,508

Oil & Gas — 6.8%
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	150	154,726
Comstock Resources Inc.
7.50%, 05/15/25 (Call 12/31/20)(a)	150	149,625
9.75%, 08/15/26 (Call 08/15/21)	200	211,520
Continental Resources Inc./OK, 5.00%, 09/15/22 (Call 12/28/20)	50	50,125
EQT Corp., 7.88%, 02/01/25 (Call 01/01/25)	250	286,250
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	150	155,580
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	65	64,350
Occidental Petroleum Corp.
3.13%, 02/15/22 (Call 11/15/21)	175	174,554
3.50%, 06/15/25 (Call 03/15/25)	300	280,500
5.55%, 03/15/26 (Call 12/15/25)	375	372,187
6.95%, 07/01/24	200	211,000
7.88%, 09/15/31	25	26,625
8.50%, 07/15/27 (Call 01/15/27)(b)	50	55,500
Parkland Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	150	158,019
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	100	85,017
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(a)	10	10,313
4.88%, 01/15/23 (Call 12/28/20)	250	253,867
5.50%, 02/15/26 (Call 02/15/21)	65	67,397

		2,767,155

Oil & Gas Services — 0.4%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	175	158,340

Packaging & Containers — 1.0%
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	125	128,125
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	10	10,650
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(a)	200	250,504

		389,279

Pharmaceuticals — 3.0%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	200	220,000
9.25%, 04/01/26 (Call 04/01/22)(a)	225	249,795
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	15	14,996
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	15	15,323
7.00%, 03/15/24 (Call 12/31/20)(a)	50	51,525
9.00%, 12/15/25 (Call 12/15/21)(a)	225	247,207
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)	350	276,500
9.50%, 07/31/27 (Call 07/31/23)(a)	75	82,530
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	72	77,760

		1,235,636

Pipelines — 4.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 12/16/20)	225	210,375
5.75%, 03/01/27 (Call 03/01/22)(a)	175	159,469
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	200	184,000

Security	Par (000)	Value

Pipelines (continued)
4.40%, 04/01/24 (Call 01/01/24)	$225	$216,833
5.45%, 06/01/47 (Call 12/01/46)	50	37,000
EQM Midstream Partners LP
4.75%, 07/15/23 (Call 06/15/23)	300	306,000
6.50%, 07/15/48 (Call 01/15/48)	150	148,500
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	275	292,187
Western Midstream Operating LP, 6.25%, 02/01/50 (Call 08/01/49)	300	298,500

		1,852,864

Real Estate — 2.4%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	175	189,656
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 12/31/20)(a)	175	183,750
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 12/31/20)(a)	250	257,187
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 12/31/20)	250	253,438
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25 (Call 06/15/22)(a)	100	108,197

		992,228

Real Estate Investment Trusts — 4.7%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	325	299,000
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	50	50,875
5.25%, 05/01/25 (Call 12/31/20)(a)(b)	175	179,156
Iron Mountain Inc., 5.25%, 03/15/28 (Call 12/27/22)(a)	25	26,156
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	175	171,500
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	225	237,094
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	200	191,500
4.75%, 10/01/26 (Call 08/01/26)	150	140,970
Starwood Property Trust Inc., 5.00%, 12/15/21 (Call 09/15/21)	150	152,250
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/31/20)(a)	40	39,100
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 8.25%, 10/15/23 (Call 12/28/20)	300	300,375
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	125	130,938

		1,918,914

Retail — 5.3%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 12/31/20)(a)	77	78,565
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	65	70,688
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)	75	77,250
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	225	192,094
Gap Inc. (The), 8.63%, 05/15/25 (Call 05/15/22)(a)	200	222,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(a)	50	51,747
L Brands Inc.
6.75%, 07/01/36	110	119,075
6.88%, 11/01/35	350	381,062
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	150	163,492
Macy’s Retail Holdings LLC, 2.88%, 02/15/23 (Call 11/15/22)	250	232,500
PetSmart Inc.
5.88%, 06/01/25 (Call 12/28/20)(a)	275	279,125
8.88%, 06/01/25 (Call 12/11/20)(a)	100	100,750

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® High Yield Bond Factor ETF (Formerly iShares® Edge High Yield Defensive Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 12/28/20)	$150	$153,335
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	10	10,811

		2,132,744

Semiconductors — 0.5%
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	200	207,500

Software — 0.4%
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 12/07/20)(a)	50	52,270
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(a)	100	104,250

		156,520

Telecommunications — 8.7%
Altice France Holding SA, 10.50%, 05/15/27 (Call 05/15/22)(a)	200	225,440
Altice France SA/France
7.38%, 05/01/26 (Call 05/01/21)(a)	300	315,000
8.13%, 02/01/27 (Call 02/01/22)(a)	100	110,250
CenturyLink Inc.
Series P, 7.60%, 09/15/39	125	147,257
Series U, 7.65%, 03/15/42	75	88,688
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	200	224,000
Embarq Corp., 8.00%, 06/01/36	200	240,240
Hughes Satellite Systems Corp.
5.25%, 08/01/26	150	165,517
6.63%, 08/01/26(b)	175	194,687
Sprint Capital Corp., 8.75%, 03/15/32	185	284,092
Sprint Corp.
7.13%, 06/15/24	225	261,844
7.63%, 02/15/25 (Call 11/15/24)	250	299,375
7.63%, 03/01/26 (Call 11/01/25)	25	31,087
7.88%, 09/15/23	55	63,434
Telecom Italia Capital SA, 7.72%, 06/04/38	100	136,819
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)	100	101,750
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	150	154,500
T-Mobile USA Inc., 5.13%, 04/15/25 (Call 12/08/20)	150	153,892
ViaSat Inc.
5.63%, 09/15/25 (Call 12/11/20)(a)	125	127,188
5.63%, 04/15/27 (Call 04/15/22)(a)	200	210,000

		3,535,060

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.7%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(b)	$250	$262,925

Transportation — 0.6%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 12/31/20)(a)	50	50,925
6.75%, 08/15/24 (Call 08/15/21)(a)	200	211,910

		262,835

Trucking & Leasing — 0.9%
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (Call 12/31/20)(a)	250	251,793
9.75%, 08/01/27 (Call 08/01/23)(a)	100	113,500

		365,293

Total Corporate Bonds & Notes — 97.2% (Cost: $36,744,670)		39,375,726

Short-Term Investments

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)(e)	3,167	3,168,778
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	851	851,000

		4,019,778

Total Short-Term Investments — 9.9% (Cost: $4,018,204)		4,019,778

Total Investments in Securities — 107.1% (Cost: $40,762,874)		43,395,504

Other Assets, Less Liabilities — (7.1)%		(2,859,051)

Net Assets — 100.0%		$40,536,453

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,043,449	$—	$(2,873,236	)(a)	$(702)	$(733)	$3,168,778	3,167	$18,250	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,466,000	—	(615,000	)(a)	—	—	851,000	851	1,726		—

					$(702)	$(733)	$4,019,778		$19,976		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® High Yield Bond Factor ETF (Formerly iShares® Edge High Yield Defensive Bond ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$39,375,726	$—	$39,375,726
Money Market Funds	4,019,778	—	—	4,019,778

	$4,019,778	$39,375,726	$—	$43,395,504